Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net (loss) income	$ (226,258)	$ 169,285	$ (415,111)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	407,265	56,757	24,490
Amortization	16,793
Operating lease expense	90,609	81,203	56,666
Gain on disposal of assets	(4,328)
Non-cash interest expense	17,078	33,241
Net changes in operating assets and liabilities:
Decrease (increase) in other receivables	2,336	(2,408)
Increase in consumptive biological assets	(124,572)	(192,634)
Increase in prepaid expenses	(27,182)
Increase in prepaid taxes	(103,847)	(104,788)
Increase in other current assets	(48,646)	(449)	(4,230)
Increase in accounts payable	104,608	182,849
Increase in accrued expenses	7,377	26,514
Increase in due to related parties	193,434
Increase in other payable	89,329	131,273
Increase in income taxes payable	3,629	21,530
Increase in other current liabilities	5,336
Payment for operating lease liabilities	(90,955)	(80,540)	(56,666)
Net cash provided by (used in) operating activities from continuing operations	312,006	321,833	(394,851)
Net cash provided by operating activities from discontinued operations		37,891	73,473
Net cash provided by (used in) operating activities	312,006	359,724	(321,378)
Cash Flows from Investing Activities
Purchase of property and equipment	(349,237)	(319,487)
Proceeds from sale of fixed asset	43,600
Net cash used in investing activities from continuing operations	(305,637)	(319,487)
Net cash used in investing activities from discontinued operations		(333)	(475)
Net cash used in investing activities	(305,637)	(319,820)	(475)
Cash Flows from Financing Activities
Proceeds from related parties		14,643	309,263
Net cash provided by financing activities from continuing operations		14,643	309,263
Net cash used in financing activities from discontinued operations		(46,851)	(63,476)
Net cash provided by (used in) financing activities		(32,208)	245,787
Effect of exchange rate changes on cash and cash equivalents	7,811	(692)	(7,518)
Net increase (decrease) in cash and cash equivalents	14,180	7,004	(83,584)
Cash and Cash Equivalents
Beginning of period	23,104	16,100	99,684
Ending of period	37,284	23,104	16,100
Less:Cash from discontinued operation			9,472
Cash from continuing operation, end of period	37,284	23,104	6,628
Cash paid during the period for:
Interest	150
Income taxes	20,885
Non-cash investing and financing activities:
Recognition of lease assets and liabilities		114,712
Termination of lease assets and liabilities			19,873
Accrued liability for property and equipment	1,394,768	2,437,980
Sale of subsidiaries in exchange for debt cancellation		$ 1,152,329